THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value (000)
BELGIUM — 2.4%
REAL ESTATE — 2.4%
VGP	8,710	$1,006

		1,006

CANADA — 3.0%
MATERIALS — 3.0%
Franco-Nevada	6,859	1,280

		1,280

FRANCE — 5.1%
CONSUMER DISCRETIONARY — 2.0%
Accor	16,719	851

CONSUMER STAPLES — 1.8%
L'Oreal ADR	8,840	738

INDUSTRIALS — 1.3%
Airbus ADR	9,163	562

		2,151

HONG KONG — 2.4%
FINANCIALS — 2.4%
AIA Group	103,845	1,008

		1,008

JAPAN — 6.3%
FINANCIALS — 3.8%
Mitsubishi UFJ Financial Group ADR	66,898	1,012
Sumitomo Mitsui Financial Group	22,109	597

		1,609
INDUSTRIALS — 2.5%
Daiei Kankyo	9,465	211
FANUC	26,012	829

		1,040
		2,649

NETHERLANDS — 2.0%
INFORMATION TECHNOLOGY — 2.0%
ASML Holding, Cl G	811	859

		859

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
SPAIN — 5.0%
CONSUMER DISCRETIONARY — 2.1%
Industria de Diseno Textil	15,768	$871

FINANCIALS — 2.9%
Banco Santander ADR	122,000	1,238

		2,109

SWEDEN — 3.2%
INDUSTRIALS — 3.2%
Sandvik	44,530	1,352

		1,352

SWITZERLAND — 6.5%
CONSUMER STAPLES — 1.4%
Nestle ADR	6,071	580

HEALTH CARE — 2.0%
Novartis ADR	6,911	856

INDUSTRIALS — 3.1%
ABB ADR	17,437	1,293

		2,729

UNITED KINGDOM — 3.0%
ENERGY — 3.0%
Shell PLC ADR	16,702	1,251

		1,251

UNITED STATES — 56.0%
COMMUNICATION SERVICES — 3.9%
Alphabet, Cl C	2,713	765
Verizon Communications	21,984	874

		1,639
CONSUMER DISCRETIONARY — 3.2%
Amazon.com *	5,518	1,348

CONSUMER STAPLES — 1.7%
Costco Wholesale	787	717

ENERGY — 3.7%
EOG Resources	4,579	485
Schlumberger	20,918	754
Williams	4,901	284

		1,523

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
FINANCIALS — 9.4%
Berkshire Hathaway, Cl B *	2,441	$1,166
Goldman Sachs Group	1,402	1,107
JPMorgan Chase	2,823	878
Visa, Cl A	2,333	795

		3,946
HEALTH CARE — 9.6%
CareDx *	22,804	342
Illumina *	8,006	989
Natera *	4,886	972
Regeneron Pharmaceuticals	1,875	1,222
Vertex Pharmaceuticals *	1,306	556

		4,081
INDUSTRIALS — 1.4%
BWX Technologies	2,700	577

INFORMATION TECHNOLOGY — 19.2%
Apple	3,377	913
Broadcom	2,109	779
Cadence Design Systems *	3,299	1,117
Cognex	28,230	1,168
Crowdstrike Holdings, Cl A *	952	517
Impinj *	5,065	1,024
IonQ *	4,745	296
NVIDIA	6,950	1,407
Snowflake, Cl A *	3,051	839

		8,060
UTILITIES — 3.9%
American Electric Power	8,552	1,028
Atmos Energy	3,767	647

		1,675
		23,566

TOTAL COMMON STOCK
(Cost $23,448)		39,960

TOTAL INVESTMENTS— 94.9%
(Cost $23,448)		$39,960

Percentages are based on Net Assets of $42,117 (000).
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2025
(Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CCT-QH-001-1100